GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                               File No. 811-03972

        The information required to be contained in this report for the period ending January 31, 2002 for INVESCO Stock Funds, Inc. includes the following previously filed semi-annual report for one of the underlying funds of the above-referenced Registrant, which is incorporated herein by reference:


INVESCO STOCK FUNDS, INC. - INVESCO Dynamics Fund
Filed No. 811-01474
Form N-30D
Filed via EDGAR and accepted on March 27, 2002 Accession No.
0000035692-02-000005